SCHEDULE OF EMPLOYEES COST AND NUMBER OF EMPLOYEES EXPLANATORY (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) Integer	Mar. 31, 2025 USD ($) Integer	Mar. 31, 2024 USD ($) Integer
IfrsStatementLineItems [Line Items]
Directors’ salaries	$ 1,213,006	$ 1,493,081	$ 2,039,447
Wages and salaries	553,021	605,193	612,076
Social security costs	64,979	13,936	11,386
Recruitment costs	150,200
Total employee benefits expense	$ 1,981,206	$ 2,112,210	$ 2,662,909
Total number of employees | Integer	5	5	7
Research and development [member]
IfrsStatementLineItems [Line Items]
Total number of employees | Integer	3	2	2
Corporate and administration [member]
IfrsStatementLineItems [Line Items]
Total number of employees | Integer	2	3	5